Taxes On Income	12 Months Ended
Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Taxes On Income
TAXES ON INCOME

A.    APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates

Corporate tax rates in Israel were 25% in 2012, 25% in 2013 and 26.5% in 2014.

During 2013, the Law for Realignment of National Priorities (Amendments for Meeting the Budget Objectives for 2013 and 2014) - 2013 (the “National Priorities Law”) increased the corporate tax rate and capital gains tax to 26.5%, effective January 1, 2014.

During 2013, the Company recognized a tax benefit of approximately $2,300 in respect of deferred taxes from the implementation of the National Priorities Law by the Company and its Israeli subsidiaries, as well as tax rate changes affecting some of its foreign subsidiaries.

(2)	Tax benefits under Israel’s Law for the Encouragement of Industry (Taxes), 1969:

Elbit Systems and most of its subsidiaries in Israel currently qualify as “Industrial Companies”, as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over 8 years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

Note 18 - TAXES ON INCOME (Cont.)

A.    APPLICABLE TAX LAWS (Cont.)

(3)	Tax benefits under Israel’s Law for the Encouragement of Capital Investments, 1959:

Elbit Systems’ and certain of its Israeli subsidiaries’ (“the companies”) operations have been granted “Approved Enterprise” status under Israel’s Law for the Encouragement of Capital Investments, 1959 (the “Law”). Accordingly, certain income of the companies derived from the “Approved Enterprise” programs is tax exempt for two years and subject to reduced tax rates of 25% for five-year to eight-year periods or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the “Privileged Enterprise” status rather than the previous “Approved Enterprise” status and limits the scope of enterprises which may qualify for “Privileged Enterprise” status by setting criteria such as that at least 25% of the Privileged Enterprise program’s income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the “Preferred Enterprise” status which was added in an Amendment to the Law in 2011. Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the Preferred Enterprise status, however, companies which are under an “Approved Enterprise” or “Privileged Enterprise” program must waive their former benefits to elect the Preferred Enterprise benefits.

Tax-exempt income generated by the Company and certain of its Israeli subsidiaries’ Approved Enterprises and Privileged Enterprises will be subject to tax upon dividend distribution or complete liquidation. Income generated under a Preferred Enterprise is not subject to additional taxation to the Company or its Israeli subsidiaries upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies’ fulfilling the conditions specified in the Law, and the regulations promulgated thereunder and the letters of approval for the specific investments in “Approved Enterprises”. In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2014, the Company’s management believes that the Company and its Israeli subsidiaries have met all conditions of the Law and letters of approval.

As of December 31, 2014, the tax benefits for the Company’s Privileged Enterprise existing programs will expire within the period of 2015 to 2022.

As of December 31, 2014, retained earnings of the Company included approximately $622,000 in tax-exempt profits earned by the Company’s “Approved Enterprises”. If the retained tax-exempt income is distributed, with respect to the “Approved Enterprises” it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently – 25%), and an income tax liability would be incurred of approximately $156,000 as of December 31, 2014.

The companies’ boards of directors have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies’ “Approved Enterprises” and “Privileged Enterprise”, as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the “Approved Enterprise”, “Privileged Enterprise” and Preferred Enterprise during the benefit period will be subject to tax at the regular corporate tax rate.

Note 18 - TAXES ON INCOME (Cont.)

A.    APPLICABLE TAX LAWS (Cont.)

Since the Company and its Israeli subsidiaries are operating under more than one program, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each program on the basis of formulas specified in the law.

The Knesset enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax would apply to companies eligible for the “Preferred Enterprise” status. In order to be eligible for a Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an “Approved Enterprise” or Privileged Enterprise status and meet the criteria for qualification as a “Preferred Enterprise” can elect to apply the “Preferred Enterprise” benefits by waiving their benefits under the Approved and “Privileged Enterprise” status. The Company and several of its Israeli subsidiaries have elected the Preferred Enterprise status.

Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate was 10% in 2012 and 7% in 2013. In other regions the tax rate was 15% in 2012, and 12.5% in 2013. Following the enactment of the National Priorities Law, effective January 1, 2014, the reduced tax rate became 9% in the Development Area A regions and 16% in other regions. “Preferred Enterprise” in peripheral regions are eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a “Preferred Enterprise” out of the “Preferred Income” through December 31, 2013, was subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates) and effective January 1, 2014, subject to 20% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates).

A distribution from a “Preferred Enterprise” out of the “Preferred Income” would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its “Privileged Enterprise” or Approved Enterprise status through June 30, 2015 may distribute “Approved Income” or “Privileged Income” subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under “Privileged Enterprise” and “Approved Enterprise” programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the “Privileged Enterprise” and “Approved Enterprise” programs upon distribution, or complete liquidation in the case of a “Privileged Enterprise”’s exempt income.

B.    NON-ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are generally taxed based upon tax laws applicable in their countries of residence.

Note 18 - TAXES ON INCOME (Cont.)

C.    INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2014	2013	2012
Income before taxes on income:
Domestic	$141,532	$156,328	$159,330
Foreign	57,956	46,691	17,712
	$199,488	$203,019	$177,042

D.    TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2014	2013	2012
Current taxes:
Domestic	$24,348	$30,775	$12,957
Foreign	13,254	16,137	6,454
	37,602	46,912	19,411
Adjustment for previous years:
Domestic	(5,753)	(1,823)	(4,898)
Foreign	(1,905)	(123)	(633)
	(7,658)	(1,946)	(5,531)
Deferred income taxes:
Domestic	(3,831)	(14,664)	6,686
Foreign	(489)	(4,989)	(3,467)
	(4,320)	(19,653)	3,219
Total taxes on income from continuing operations	$25,624	$25,313	$17,099

Total:
Domestic	$14,764	$14,288	$14,745
Foreign	10,860	11,025	2,354
Total taxes on income from continuing operations	$25,624	$25,313	$17,099

Note 18 - TAXES ON INCOME (Cont.)

E. UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at the beginning of the year	$62,852	$52,598
Additions (reductions) related to interest and currency translation	(4,432)	6,303
Additions based on tax positions taken during a prior period	9,792	18,729
Reductions related to tax positions taken during a prior period	(358)	(12,070)
Reductions related to settlement of tax matters	(21,453)	(14,691)
Additions based on tax positions taken during the current period	1,441	12,878
Reductions related to a lapse of applicable statute of limitation	(1,684)	(895)
Balance at the end of the year	$46,158	$62,852

At December 31, 2014 and 2013, the Company had a liability for unrecognized tax benefits of $46,158 and $62,852, respectively, including an accrual of $3,658 and $6,333 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2014 and 2013, the Company and certain of its subsidiaries settled certain income tax matters pertaining to multiple years in Israel and Europe. Certain Israeli subsidiaries of the company are currently undergoing tax audits by the Israeli Tax Authority. As a result of the settlement of the tax matters, the Company recorded income of approximately $7,100 and $3,600 during the years 2014 and 2013, respectively, in the statements of income in “taxes on income”.

Following the examination by the Israeli Tax Authority the Company has applied some of the items for which settlement was reached to subsequent outstanding years.

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities.

As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2014, it is not possible to estimate the potential net increase or decrease to the Company’s unrecognized tax benefits during the next twelve months.

Note 18 - TAXES ON INCOME (Cont.)

F.    DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2014
Deferred tax assets:
Reserves and allowances	$53,773	$14,545	$39,228
Inventory allowances	3,805	3,805	—
Property, plant and equipment	4,342	93	4,249
Other	49,486	19,327	30,159
Net operating loss carry-forwards	18,246	3,138	15,108
	129,652	40,908	88,744
Valuation allowance	(5,424)	(576)	(4,848)
Net deferred tax assets	124,228	40,332	83,896
Deferred tax liabilities:
Intangible assets	(12,147)	—	(12,147)
Property, plant and equipment	(20,780)	(9)	(20,771)
Reserves and allowances	(19,359)	(3,228)	(16,131)
	(52,286)	(3,237)	(49,049)
Net deferred tax assets	$71,942	$37,095	$34,847

As of December 31, 2013
Deferred tax assets:
Reserves and allowances	$36,191	$14,384	$21,807
Inventory allowances	5,751	5,751	—
Property, plant and equipment	5,329	102	5,227
Other	31,039	12,601	18,438
Net operating loss carry-forwards	22,816	3,311	19,505
	101,126	36,149	64,977
Valuation allowance	(9,358)	(414)	(8,944)
Net deferred tax assets	91,768	35,735	56,033
Deferred tax liabilities:
Intangible assets	(26,958)	—	(26,958)
Property, plant and equipment	(21,353)	(78)	(21,275)
Reserves and allowances	(1,265)	(200)	(1,065)
	(49,576)	(278)	(49,298)
Net deferred tax assets	$42,192	$35,457	$6,735

Note 18 - TAXES ON INCOME (Cont.)

F.    DEFERRED INCOME TAXES (Cont.)

The deferred taxes, net , are reflected in the balance sheet as follows:

	December 31,
	2014	2013
Current deferred income tax assets (Note 4)	$40,332	$35,735
Current deferred income tax liabilities (Note 13)	$3,237	$278
Non-current deferred income tax assets	$60,224	$35,695
Non-current deferred income tax liabilities	$25,377	$28,969

G.	CARRY-FORWARD TAX LOSSES

As of December 31, 2014, Elbit Systems’ Israeli subsidiaries had estimated total available carry-forward tax losses of approximately $109,313 and its non-Israeli subsidiaries had estimated available carry-forward tax losses of approximately $41,610. The Company and its subsidiaries had also carry-forward capital losses of approximately $35,000 for which a full valuation allowance was provided.

H.	RECONCILIATION

Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2014	2013	2012
Income before taxes as reported in the consolidated statements of income	$199,488	$203,019	$177,042
Statutory tax rate	26.5%	25.0%	25.0%
Theoretical tax expense	$52,864	$50,755	$44,261
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(21,781)	(27,151)	(26,098)
Tax adjustment in respect of different tax rates for foreign subsidiaries	1,563	1,716	5,469
Changes in carry-forward losses and valuation allowances	1,779	4,986	1,643
Taxes resulting from non-deductible expenses	2,244	112	1,426
Difference in basis of measurement for financial reporting and tax return purposes	(310)	(431)	(3,240)
Taxes in respect of prior years	(7,658)	(1,946)	(5,531)
Other differences, net (**)	(3,077)	(2,728)	(831)
Actual tax expenses	$25,624	$25,313	$17,099
Effective tax rate	12.84%	12.47%	9.66%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.51	$0.64	$0.62
Diluted	$0.51	$0.64	$0.62

(**) "Other differences, net" in 2013 includes a benefit of $2,300 resulting from tax rate changes in Israel and other jurisdictions.

I.	FINAL TAX ASSESSMENTS

Final tax assessments have been received by the Company up to and including the tax year 2010 and by certain subsidiaries, for the years 2005 - 2012.